Note 8 - Basic Net Income Per Share	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Earnings Per Share [Text Block]

Note 8.  Basic Net Income per Share

Basic net income per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing the net income attributable to Avalon Holdings Corporation common shareholders by the weighted average number of common shares outstanding. For both the years ended December 31, 2025 and 2024, the weighted average number of common shares outstanding was 3,899,431.